SEGMENTS REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 301,850	$ 274,880	$ 261,292
Other segment items	290,442	278,767	292,972
Operating income (loss)	11,408	(3,887)	(31,680)
Financial income, net	17,899	16,552	13,927
Income (Loss) before taxes on income	29,307	12,665	(17,753)
Radware Core [Member]
Segment Reporting Information [Line Items]
Revenues	301,222	274,384	260,322
Other segment items	276,510	264,635	277,124
Operating income (loss)	24,712	9,749	(16,802)
Hawks [Member]
Segment Reporting Information [Line Items]
Revenues	628	496	970
Other segment items	13,932	14,132	15,848
Operating income (loss)	$ (13,304)	$ (13,636)	$ (14,878)